Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Summary of fair value of the original NeuroRx options and Substitute Options determined using the Black-Scholes option-pricing model

	Original Options	Substitute Options
Strike price	$1.00 - $72.30	$0.20 - $14.58
Volatility rate	80.0%	80.0%
Risk-free rate	0.07% - 0.79%	0.07% - 0.79%
Expected term	0.18 - 5.99	0.18 - 5.99
Dividend yield	−	−

	December 31,
	2021	2020
Exercise price	$6.44 ‑ $23.41	$2.22 ‑ $3.07
Risk-free rate of interest	0.69% ‑ 1.45%	0.79%
Expected term (years)	5.25 ‑ 6.5	4.69 ‑ 5.92
Expected stock price volatility	80.0% ‑ 85.9%	80.0%
Dividend yield	—	—

Schedule of share-based compensation arrangements by share-based payment award

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

			Weighted	(in thousands)
		Weighted	average	Aggregate
	Number of	average	remaining	intrinsic
	shares	exercise price	term (years)	value
Outstanding as of December 31, 2020 (as previously reported)	486,755	$10.79	8.8	$19,572
Retroactive application of reverse recapitalization	1,927,548	(8.62)	-	-
Outstanding as of December 31, 2020, effect of Merger	2,414,303	$2.17	8.2	$53,660
Options granted	892,224	13.95	9.9	3,825
Forfeited	(390,187)	(3.73)	-	(7,562)
Exercised	(516,025)	(2.23)	-	(3,645)
Outstanding as of December 31, 2021	2,400,315	$6.28	7.8	$4,224
Options vested and exercisable as of December 31, 2021	1,004,883	$2.25	6.2	$3,056

Summary of recognition of stock-based compensation

The following table summarizes the Company’s recognition of stock-based compensation for the following periods (in thousands):

	Year ended December 31,
	2021	2020
Stock-based compensation expense
General and administrative	$6,500	$332
Research and development	1,285	398
Total stock-based compensation expense	$7,785	$730